Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Advances to suppliers	$ 3,680	$ 952
Income tax credits	9,119	6,862
Non-income tax credits	18,688	19,156
Judicial deposits	1,831	1,674
Receivable from disposal of subsidiary (Note 21)	8,478	9,830
Other receivables	2,762	3,757
Non-current portion	44,558	42,231
Current
Trade receivables	77,441	60,703
Prepaid expenses	6,875	9,405
Advances to suppliers	42,966	19,074
Income tax credits	1,089	1,846
Non-income tax credits	37,936	29,414
Receivable from disposal of subsidiary (Note 21)	4,664	17,259
Cash collateral	1,365	21
Other receivables	11,484	8,127
Subtotal	106,379	85,146
Trade and other receivables, net	183,820	145,849
Trade and other receivables	228,378	188,080
Reclassified from property, plant and equipment	(158)	(303)
Gross | Trade receivables excluding related party
Current
Trade receivables	81,707	63,726
Allowance for trade receivables
Current
Trade receivables	$ 4,266	$ 3,023